INVENTORIES, NET	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 3:	INVENTORIES, NET

	June 30,	December 31,
	2017	2016
	$	$

Raw materials, parts and supplies	2,581	1,758
Finished products	3,609	4,207

	6,190	5,965

As of June 30, 2017 and December 31, 2016, inventory is presented net of write offs for slow inventory in the amount of approximately $218 and $218, respectively.